As filed with the Securities and Exchange Commission on July 29, 2010

                                                                                                  1933 Act File No. 33-572

                                                                                              1940 Act File No. 811-4409

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 124 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 126 ☒

EATON VANCE MUNICIPALS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on August 1, 2010 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Arizona Municipal Income Fund, Eaton Vance Michigan Municipal Income Fund and Eaton Vance Minnesota Municipal Income Fund dated December 1, 2009, as previously filed electronically with the Securities and Exchange Commission (the “Commission”) on November 30, 2009 (Accession No. 0000940394-09-000940); for Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund dated January 1, 2010, as previously filed electronically with the Commission on December 24, 2009 (Accession No. 0000940394-09-001018); and for Eaton Vance Ohio Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund dated February 1, 2010, as previously filed electronically with the Commission on January 28, 2010 (Accession No. 0000940394-10-000076) are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 124 to the Registration Statement of Eaton Vance Municipals Trust (the “Amendment”), and each Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement each Prospectus to add Class I shares of the Funds, each a series of the Registrant.

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE MICHIGAN MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
Supplement to Prospectus dated December 1, 2009

1. As of the date of this Supplement the Funds now offer Class I shares.

2. The following is added to the first paragraph in "Performance" under each Fund’s Fund Summary:

No performance is shown for Class I shares because the Class had not yet commenced operations.

3. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Arizona Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)		Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class I
Management Fees		0.38%
Distribution and Service (12b-1) Fees		n/a
Interest Expense(1)	0.06%
Expenses other than Interest Expense	0.22%
Other Expenses (estimated for Class I)		0.28%
Total Annual Fund Operating Expenses		0.66%

(1)	Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.60% for Class I. See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of residual interest bond transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$67	$211	$368	$822	$67	$211	$368	$822

4. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Michigan Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)		Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class I
Management Fees		0.31%
Distribution and Service (12b-1) Fees		n/a
Interest Expense(1)	0.16%
Expenses other than Interest Expense	0.29%
Other Expenses (estimated for Class I)		0.45%
Total Annual Fund Operating Expenses		0.76%

(1)	Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.60% for Class I. See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of residual interest bond transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$78	$243	$422	$942	$78	$243	$422	$942

5. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Minnesota Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.35%
Distribution and Service (12b-1) Fees	n/a
Other Expenses (estimated for Class I)	0.24%
Total Annual Fund Operating Expenses	0.59%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$60	$189	$329	$738	$60	$189	$329	$738

2

6. The following replaces the paragraph under "Financial Highlights" and is added to each Fund’s Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six months ended January 31, 2010) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund’s annual financial statements and unaudited semiannual financial statements for the six months ended January 31, 2010 are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which is available on request. Financial Highlights information is not provided for Class I shares of the Arizona Fund, Michigan Fund and Minnesota Fund because the Class had not yet commenced operations for those Funds as of January 31, 2010.

	Arizona Fund			Michigan Fund		Minnesota Fund
	Six Months Ended January 31, 2010			Six Months Ended January 31, 2010		Six Months Ended January 31, 2010
	(Unaudited)			(Unaudited)		(Unaudited)
	Class A	Class B	Class C	Class A	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$8.960	$9.960	$9.970	$ 8.410	$8.420	$8.900	$9.580	$ 9.570
Income (Loss) From Operations
Net investment income(1)	$0.202	$0.185	$0.185	$ 0.200	$0.166	$0.187	$0.165	$ 0.164
Net realized and unrealized gain	0.345	0.386	0.386	0.409	0.411	0.269	0.288	0.299
Total income from operations	$0.547	$0.571	$0.571	$ 0.609	$0.577	$0.456	$0.453	$ 0.463
Less Distributions
From net investment income	$ (0.197)	$ (0.181)	$ (0.181)	$ (0.199)	$(0.167)	$ (0.176)	$(0.153)	$ (0.153)
Total distributions	$ (0.197)	$ (0.181)	$ (0.181)	$ (0.199)	$(0.167)	$ (0.176)	$(0.153)	$ (0.153)
Net asset value - End of period	$9.310	$10.350	$10.360	$ 8.820	$8.830	$9.180	$9.880	$ 9.880
Total Return(2)	6.12%(3)	5.75%(3)	5.75%(3)	7.27%(3)	6.87%(3)	5.14%(3)	4.74%(3)	4.85%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,956	$3,953	$9,140	$47,822	$4,051	$84,401	$4,825	$14,226
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%(4)	1.48%(4)	1.47%(4)	0.71%(4)	1.46%(4)	0.73%(4)	1.48%(4)	1.47%(4)
Interest and fee expense(5)	0.02%(4)	0.02%(4)	0.02%(4)	0.02%(4)	0.02%(4)	—	—	—
Total expenses before custodian fee reduction	0.74%(4)	1.50%(4)	1.49%(4)	0.73%(4)	1.48%(4)	0.73%(4)	1.48%(4)	1.47%(4)
Expenses after custodian fee reduction excluding interest
and fees	0.72%(4)	1.48%(4)	1.47%(4)	0.71%(4)	1.46%(4)	0.73%(4)	1.48%(4)	1.47%(4)
Net investment income	4.31%(4)	3.56%(4)	3.55%(4)	4.51%(4)	3.74%(4)	4.05%(4)	3.31%(4)	3.29%(4)
Portfolio Turnover of the Fund	1%(3)	1%(3)	1%(3)	6%(3)	6%(3)	0%(3)(6)	0%(3)(6)	0%(3)(6)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I to the Fund’s unaudited financial statements).
(6)	Amount is less than 0.5%.

August 1, 2010

C12/1ABPS1

3

EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
Supplement to Prospectus dated January 1, 2010

1. As of the date of this Supplement the Funds now offer Class I shares.

2. The following is added to the first paragraph in "Performance" under each Fund’s Fund Summary:

No performance is shown for Class I shares because the Class had not yet commenced operations.

3. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Arkansas Municipal Income Fund":

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginnning on page 57 of the Fund’s prospectus and page 21 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)		Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class I
Management Fees		0.31%
Distribution and Service (12b-1) Fees		n/a
Interest Expense(1)	0.05%
Expenses other than Interest Expense	0.27%
Other Expenses (estimated for Class I)		0.32%
Total Annual Fund Operating Expenses		0.63%

(1)	Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.58% for Class I. See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of residual interest bond transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$64	$202	$351	$786	$64	$202	$351	$786

4. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Kentucky Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.29%
Distribution and Service (12b-1) Fees	n/a
Other Expenses (estimated for Class I)	0.29%
Total Annual Fund Operating Expenses	0.58%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$59	$186	$324	$726	$59	$186	$324	$726

5. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Missouri Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)		Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class I
Management Fees		0.37%
Distribution and Service (12b-1) Fees		n/a
Interest Expense(1)	0.04%
Expenses other than Interest Expense	0.23%
Other Expenses (estimated for Class I)		0.27%
Total Annual Fund Operating Expenses		0.64%

(1)	Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.60% for Class I. See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of residual interest bond transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$65	$205	$357	$798	$65	$205	$357	$798

6. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Oregon Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)		Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class I
Management Fees		0.41%
Distribution and Service (12b-1) Fees		n/a
Interest Expense(1)	0.12%
Expenses other than Interest Expense	0.21%
Other Expenses (estimated for Class I)		0.33%
Total Annual Fund Operating Expenses		0.74%

(1)	Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.62% for Class I. See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of residual interest bond transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$76	$237	$411	$918	$76	$237	$411	$918

7. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Tennessee Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)		Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class I
Management Fees		0.30%
Distribution and Service (12b-1) Fees		n/a
Interest Expense(1)	0.03%
Expenses other than Interest Expense	0.29%
Other Expenses (estimated for Class I)		0.32%
Total Annual Fund Operating Expenses		0.62%

(1)	Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.59% for Class I. See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of residual interest bond transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$63	$199	$346	$774	$63	$199	$346	$774

8. The following replaces the paragraph under "Financial Highlights" and is added to each Fund’s Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six months ended February 28, 2010) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund’s annual financial statements and unaudited semiannual financial statements for the six months ended February 28, 2010 are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which is available on request. Financial Highlights information is not provided for Class I shares of the Arkansas Fund, Kentucky Fund, Missouri Fund, Oregon Fund and Tennessee Fund because the Class had not yet commenced operations for those Funds as of February 28, 2010.

	Arkansas Fund			Kentucky Fund				Missouri Fund
	Six Months Ended February 28, 2010			Six Months Ended February 28, 2010			Six Months Ended February 28, 2010
		(Unaudited)			(Unaudited)			(Unaudited)
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$8.870	$9.530	$9.530	$8.410	$ 9.080	$9.090	$ 9.080	$10.040	$10.030
Income (Loss) From Operations
Net investment income(1)	$0.189	$0.167	$0.165	$0.191	$ 0.171	$0.171	$ 0.193	$ 0.175	$0.175
Net realized and unrealized gain	0.286	0.308	0.310	0.344	0.376	0.366	0.276	0.296	0.296
Total income from operations	$0.475	$0.475	$0.475	$0.535	$ 0.547	$0.537	$ 0.469	$ 0.471	$0.471
Less Distributions
From net investment income	$ (0.185)	$(0.165)	$(0.165)	$ (0.185)	$(0.167)	$(0.167)	$ (0.179)	$ (0.161)	$ (0.161)
Total distributions	$ (0.185)	$(0.165)	$(0.165)	$ (0.185)	$(0.167)	$(0.167)	$ (0.179)	$ (0.161)	$ (0.161)
Net asset value - End of period	$9.160	$9.840	$9.840	$8.760	$ 9.460	$9.460	$ 9.370	$10.350	$10.340
Total Return(2)	5.39%(3)	5.00%(3)	5.00%(3)	6.41%(3)	6.06%(3)	5.94%(3)	5.19%(3)	4.71%(3)	4.72%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,386	$3,614	$5,186	$48,966	$ 3,876	$2,381	$90,988	$ 5,419	$5,629
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%(4)	1.48%(4)	1.48%(4)	0.72%(4)	1.47%(4)	1.47%(4)	0.74%(4)	1.49%(4)	1.49%(4)
Interest and fee expense(5)	0.01%(4)	0.01%(4)	0.01%(4)	—	—	—	0.02%(4)	0.02%(4)	0.02%(4)
Total expenses before custodian fee reduction	0.74%(4)	1.49%(4)	1.49%(4)	0.72%(4)	1.47%(4)	1.47%(4)	0.76%(4)	1.51%(4)	1.51%(4)
Expenses after custodian fee reduction excluding interest and fees	0.73%(4)	1.48%(4)	1.48%(4)	0.72%(4)	1.47%(4)	1.47%(4)	0.74%(4)	1.49%(4)	1.49%(4)
Net investment income	4.18%(4)	3.43%(4)	3.40%(4)	4.44%(4)	3.69%(4)	3.69%(4)	4.18%(4)	3.42%(4)	3.42%(4)
Portfolio Turnover	5%(3)	5%(3)	5%(3)	1%(3)	1%(3)	1%(3)	4%(3)	4%(3)	4%(3)

		Oregon Fund			Tennessee Fund
	Six Months Ended February 28, 2010			Six Months Ended February 28, 2010
		(Unaudited)			(Unaudited)
	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$8.510	$9.310	$ 9.320	$8.670	$9.450	$9.440
Income (Loss) From Operations
Net investment income(1)	$0.205	$0.189	$ 0.189	$0.192	$0.173	$0.173
Net realized and unrealized gain	0.224	0.244	0.244	0.270	0.291	0.291
Total income from operations	$0.429	$0.433	$ 0.433	$0.462	$0.464	$0.464
Less Distributions
From net investment income	$ (0.189)	$ (0.173)	$ (0.173)	$ (0.182)	$(0.164)	$(0.164)
Total distributions	$ (0.189)	$ (0.173)	$ (0.173)	$ (0.182)	$(0.164)	$(0.164)
Net asset value - End of period	$8.750	$9.570	$ 9.580	$8.950	$9.750	$9.740
Total Return(2)	5.07%(3)	4.67%(3)	4.67%(3)	5.37%(3)	4.94%(3)	4.94%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,559	$11,260	$20,397	$48,613	$3,615	$7,315
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%(4)	1.52%(4)	1.52%(4)	0.72%(4)	1.47%(4)	1.46%(4)
Interest and fee expense(5)	0.04%(4)	0.04%(4)	0.04%(4)	0.01%(4)	0.01%(4)	0.01%(4)
Total expenses before custodian fee reduction	0.81%(4)	1.56%(4)	1.56%(4)	0.73%(4)	1.48%(4)	1.47%(4)
Expenses after custodian fee reduction excluding interest and fees	0.77%(4)	1.52%(4)	1.52%(4)	0.72%(4)	1.47%(4)	1.46%(4)
Net investment income	4.75%(4)	4.00%(4)	4.00%(4)	4.36%(4)	3.61%(4)	3.60%(4)
Portfolio Turnover	13%(3)	13%(3)	13%(3)	8%(3)	8%(3)	8%(3)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I to the Fund’s unaudited financial statements).

August 1, 2010

12MUNI1/1PS1

EATON VANCE OHIO MUNICIPAL INCOME FUND
EATON VANCE RHODE ISLAND MUNICIPAL INCOME FUND
Supplement to Prospectus dated February 1, 2010

1. As of the date of this Supplement the Funds now offer Class I shares.

2. The following is added to the first paragraph in "Performance" under each Fund’s Fund Summary:

No performance is shown for Class I shares because the Class had not yet commenced operations.

3. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Ohio Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)		Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class I
Management Fees		0.45%
Distribution and Service (12b-1) Fees		n/a
Interest Expense(1)	0.08%
Expenses other than Interest Expense	0.15%
Other Expenses (estimated for Class I)		0.23%
Total Annual Fund Operating Expenses		0.68%

(1)	Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.60% for Class I. See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of residual interest bond transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$69	$218	$379	$847	$69	$218	$379	$847

4. The following is added to the Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fees and Expenses of the Fund" under "Fund Summaries - Rhode Island Municipal Income Fund":

Shareholder Fees (fees paid directly from your investment)		Class I
Maximum Sales Charge (Load) (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)		None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)		Class I
Management Fees		0.27%
Distribution and Service (12b-1) Fees		n/a
Interest Expense(1)	0.08%
Expenses other than Interest Expense	0.32%
Other Expenses (estimated for Class I)		0.40%
Total Annual Fund Operating Expenses		0.67%

(1)	Interest expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.59% for Class I. See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of residual interest bond transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I shares	$68	$214	$373	$835	$68	$214	$373	$835

5. The following replaces the paragraph under "Financial Highlights" and is added to each Fund’s Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information (except for the six months ended March 31, 2010) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund’s annual financial statements and unaudited semiannual financial statements for the six months ended March 31, 2010 are incorporated herein by reference and included in the Fund’s annual and/or semiannual report, which is available on request. Financial Highlights information is not provided for Class I shares of the Ohio Fund and the Rhode Island Fund because the Class had not yet commenced operations for either Fund as of March 31, 2010.

2

	Ohio Fund			Rhode Island Fund
	Six Months Ended March 31, 2010		Six Months Ended March 31, 2010
	(Unaudited)			(Unaudited)
	Class A	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$9.150	$ 9.150	$ 9.000	$9.210	$9.220
Income (Loss) From Operations
Net investment income(1)	$0.190	$ 0.156	$ 0.194	$0.165	$0.165
Net realized and unrealized gain (loss)	(0.252)	(0.249)	(0.183)	(0.191)	(0.191)
Total income (loss) from operations	$ (0.062)	$ (0.093)	$ 0.011	$(0.026)	$(0.026)
Less Distributions
From net investment income	$ (0.188)	$ (0.157)	$ (0.191)	$(0.164)	$(0.164)
Total distributions	$ (0.188)	$ (0.157)	$ (0.191)	$(0.164)	$(0.164)
Net asset value - End of period	$8.900	$ 8.900	$ 8.820	$9.020	$9.030
Total Return(2)	(0.65)%(3)	(1.00)%(3)	0.15%(3)	(0.26)%(3)	(0.26)%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$257,511	$29,500	$38,715	$6,532	$4,080
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%(4)	1.49%(4)	0.74%(4)	1.49%(4)	1.49%(4)
Interest and fee expense(5)	0.01%(4)	0.01%(4)	0.02%(4)	0.02%(4)	0.02%(4)
Total expenses before custodian fee reduction	0.75%(4)	1.50%(4)	0.76%(4)	1.51%(4)	1.51%(4)
Expenses after custodian fee reduction excluding interest and fees	0.74%(4)	1.49%(4)	0.74%(4)	1.49%(4)	1.49%(4)
Net investment income	4.27%(4)	3.51%(4)	4.42%(4)	3.67%(4)	3.67%(4)
Portfolio Turnover	5%(3)	5%(3)	8%(3)	8%(3)	8%(3)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I to the Fund’s unaudited financial statements).

August 1, 2010

TFC2/1PS2

3

PART C - OTHER INFORMATION
Item 28. Exhibits (with inapplicable items omitted)
(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11,
1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective
Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.
	(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-
Effective Amendment No. 115 filed November 24, 2008 (Accession No. 0000940394-08-
001475) and incorporated herein by reference.
	(4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value as amended and restated effective April 26, 2010 filed herewith.
(b)	(1)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit
(2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit
(b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.
	(4)	Amendment to By-Laws of Eaton Vance Municipals Trust dated February 7, 2005 filed as Exhibit
(b)(4) to Post-Effective Amendment No. 99 filed March 2, 2005 and incorporated herein by reference.
	(5)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 11, 2006 filed as Exhibit
(b)(5) to Post-Effective Amendment No. 107 filed January 3, 2007 and incorporated herein by reference.
	(6)	Amendment to By-Laws of Eaton Vance Municipals Trust dated August 11, 2008 filed as Exhibit
(b)(6) to Post-Effective Amendment No. 115 filed November 24, 2008 (Accession No.
0000940394-08-001475) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance
Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance Arkansas
Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals
Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance
Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland
Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Michigan Municipals
Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton
Vance Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York
Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio Municipals
Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton
Vance Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance
Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and Eaton Vance West Virginia
Municipals Fund filed as Exhibit (d)(1) to Post-Effective Amendment No. 96 filed November 24,
2004 and incorporated herein by reference.
	(2)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance
California Municipals Fund and Eaton Vance National Municipals Fund filed as Exhibit (d)(2) to
Post-Effective Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.

(e)	(1)	(a)	Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc.
effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
(6)(a)(7) to Post-Effective Amendment No. 67 filed July 29, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit (e)(1)(b) to
Post-Effective Amendment No. 111 filed on October 4, 2007 (Accession No. 0000940394-07-
001184) and incorporated herein by reference.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to the Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File
Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).
(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995 and incorporated herein by reference.
	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December
21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January 25, 1999 and incorporated herein by reference.
	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank
& Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-Write
Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-21745)
filed September 26, 2005 (Accession No. 0000950135-05-005528) filed September 26, 2005 and incorporated herein by reference.
	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as
Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-
32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.
(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended
Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed
July 3, 1997 and incorporated herein by reference.
	(2)	(a)	Transfer Agency Agreement dated as of August 1, 2008 between PNC Global Investment Servicing
Inc. and Eaton Vance Management filed as Exhibit (h)(1) to Post-Effective Amendment No. 70 of
Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) (Accession No. 0000940394-05-
001324) filed October 27, 2008 and incorporated herein by reference.
		(b)	Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency Agreement dated
August 1, 2008 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of Eaton Vance
Municipals Trust II (File Nos. 33-71320,811-8134) (Accession No. 0000940394-09-000411)
filed May 28, 2009 and incorporated herein by reference.

	(3)		Sub-Transfer Agency Service Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 of Eaton Mutual
Funds Trust (File Nos. 02-90946, 811-04015) (Accession No. 0000940394-05-000983) filed
August 25, 2005 and incorporated herein by reference.
(i)			Opinion of Internal Counsel dated July 28, 2010 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Arizona Municipal
Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal
Income Fund, Eaton Vance Michigan Municipal Income Fund, Eaton Vance Minnesota Municipal
Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance Ohio Municipal Income
Fund, Eaton Vance Oregon Municipal Income Fund Eaton Vance Rhode Island Municipal Income
Fund and Eaton Vance Tennessee Municipal Income Fund dated July 28, 2010 filed herewith.
(m) (1)			Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23, 1997 and amended April
24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 106 filed November 28, 2006 and incorporated herein by reference.
	(2)		Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.
	(3)	(a)	Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Class C Distribution Plan dated August 6, 2007 filed as Exhibit (m)(3)(b)
to Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-
001185) and incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) (Accession No. 0000940394-07-000956) filed August 10, 2007 and incorporated herein by reference.
	(2)		Schedule A effective April 1, 2010 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 102 of Eaton Vance Special Investment Trust (File Nos. 2-
27962 and 811-1545) filed March 29, 2010 (Accession No. 0000940394-10-000325) and
incorporated herein by reference.
	(3)		Schedule B effective June 1, 2010 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 56 of Eaton Vance Investment Trust (File Nos. 33-1121
and 811-4443) filed May 26, 2010 (Accession No. 0000940394-10-000520) and incorporated herein by reference.
	(4)		Schedule C effective June 1, 2010 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(4) to Post-Effective Amendment No. 56 of Eaton Vance Investment Trust (File Nos. 33-1121
and 811-4443) filed May 26, 2010 (Accession No. 0000940394-10-000520) and incorporated herein by reference.
(p)			Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) to Pre-Effective Amendment No. 2 of Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund N-2 (File Nos. 333-164369, 811-22380) filed
May 24, 2010 (Accession No. 0001193125-10-126745) and incorporated herein by reference.
(q)	(1)		Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit (q) to
Post-Effective Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.
	(2)		Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of Eaton Vance
Municipals Trust dated January 25, 2006 filed as Exhibit (q) to Post-Effective Amendment No. 104 and incorporated herein by reference.

(3)	Powers of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as Exhibit (q)(3) to
Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-
001184) and incorporated herein by reference.
(4)	Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as Exhibit (q)(4) to
Post-Effective Amendment No. 113 filed January 25, 2008 (Accession No. 0000940394-08-
000065) and incorporated herein by reference.
(5)	Power of Attorney for Eaton Vance Municipals Trust dated November 17, 2008 filed as Exhibit
(q)(5) to Post-Effective Amendment No. 116 filed December 24, 2008 (Accession No.
0000940394-08-001623) and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control

  Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:
	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None

Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Michael Collins	Vice President	None
Eric Cooper	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Jason Klemanski	Assistant Vice President	None
Kathleen Krivelow	Vice President	None
Russell Kubie	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None

Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Dan McCarthy	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President and Chief Marketing Officer	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Kevin Rookey	Vice President	None
Stuart Shaw	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Randolph Verzillo	Vice President	None

Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110

  (c)   Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 34. Management Services

  Not applicable

Item 35. Undertakings

  None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 29, 2010.

              EATON VANCE MUNICIPALS TRUST

By: /s/ Thomas M. Metzold
                Thomas M. Metzold, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 29, 2010.

Signature	Title

/s/ Thomas M. Metzold	President (Chief Executive Officer)
Thomas M. Metzold
/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell
Benjamin C. Esty*	Trustee
Benjamin C. Esty
Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.
Allen R. Freedman*	Trustee
Allen R. Freedman
William H. Park*	Trustee
William H. Park
Ronald A. Pearlman*	Trustee
Ronald A. Pearlman
Helen Frame Peters*	Trustee
Helen Frame Peters
Heidi L. Steiger*	Trustee
Heidi L. Steiger
Lynn A. Stout*	Trustee
Lynn A. Stout
Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX
The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of
Regulation C.

Exhibit No.	Description

(a) (4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, effective April 26, 2010
(i)	Opinion of Internal Counsel dated July 29, 2010
(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Arizona Municipal
Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal
Income Fund, Eaton Vance Michigan Municipal Income Fund, Eaton Vance Minnesota Municipal
Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance Ohio Municipal Income
Fund, Eaton Vance Oregon Municipal Income Fund Eaton Vance Rhode Island Municipal Income
Fund and Eaton Vance Tennessee Municipal Income Fund dated July 28, 2010